Deferred income tax (Details Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deferred income tax [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 257.3	$ 257.5